Supplemental Oil And Natural Gas Disclosures (Costs Incurred In Oil And Natural Gas Acquisition, Exploration And Development Activities) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Costs Incurred in Oil and Natural Gas Acquisition, Exploration and Development Activities
Property acquisition costs, unproved properties	[1]	$ 66,788	$ 74,475	$ 33,787
Property acquisition costs, proved properties	[1],[2]	68,478	2,899	7,462
Costs incurred, exploration		28,480	34,275	59,201
Costs incurred, development	[3]	165,796	146,299	341,594
Costs Incurred, Total		329,542	257,948	442,044
Unproven leasehold acquisition cost			46,600
Additions to asset retirement obligations		1,900	$ (300)	$ 4,500
Stone [Member]
Costs Incurred in Oil and Natural Gas Acquisition, Exploration and Development Activities
Total cost of business acquisition		$ 65,700

[1]	Property acquisition costs in unproved properties in 2015 include the unevaluated leasehold portion of the Kingfisher leasehold acquisition of $46.6 million.
[2]	Property acquisition costs in the proved properties in 2016 include the Contributed Wells by our Class B partner to us of $65.7 million.
[3]	Includes asset retirement additions (revisions) of $1.9 million, ($0.3) million, and $4.5 million for the years ended December 31, 2016, 2015 and 2014, respectively.